Schedule of Investments (unaudited) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.7%
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	$945	$988,980
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	399,467
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,723,510
Series D, Sub-Lien, 6.50%, 10/01/53	3,465	3,949,719
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	7,155	9,174,785
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	7,590	9,192,325
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	1,161	1,268,038
Series A, 5.25%, 05/01/44	6,430	7,424,207

		35,121,031

American Samoa — 0.1%
American Samoa Economic Development Authority RB, Series A, 5.00%, 09/01/38(b)	1,235	1,526,312

Arizona — 2.9%
Arizona Industrial Development Authority RB
4.00%, 07/01/41	560	612,567
4.00%, 07/01/51	1,555	1,660,522
4.00%, 07/01/61	3,110	3,277,287
Series A, 4.00%, 07/01/51	1,555	1,716,269
Series A, 4.00%, 07/01/61	3,190	3,491,997
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/45	1,135	1,234,505
7.10%, 01/01/55	4,760	4,809,314
5.00%, 07/01/55	1,215	1,308,737
Series A, 5.00%, 07/01/39	1,270	1,341,806
Series A, 5.00%, 12/15/39	150	172,528
Series A, 5.00%, 07/01/49	2,790	2,924,311
Series A, 5.00%, 07/15/49	675	752,841
Series A, 5.00%, 12/15/49	345	390,333
Series A, 5.00%, 07/01/54	1,110	1,161,293
Series B, 5.13%, 07/01/47	420	469,060
Series B, 5.25%, 07/01/51	570	637,853
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	760	851,139
Series A, 5.25%, 07/01/47	3,235	3,687,221
Series A, 5.50%, 07/01/52	2,970	3,203,650
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	1,375	1,454,296
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	275	319,784
5.00%, 05/15/56	1,090	1,232,855
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	1,330	1,568,402
5.00%, 07/01/59	655	770,568
Series A, 5.00%, 07/01/34(b)	250	256,092
Series A, 6.50%, 07/01/34(b)	465	530,807
Series A, 5.00%, 07/01/36(b)	1,225	1,372,049
Series A, 5.00%, 07/01/39(b)	205	209,705
Series A, 5.00%, 07/01/41(b)	1,685	1,870,839
Series A, 5.00%, 07/01/43	1,445	1,468,814

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, RB (continued)
Series A, 6.75%, 07/01/44(b)	$810	$935,453
Series A, 5.25%, 07/01/48(b)	1,690	1,728,228
Series A, 5.00%, 07/01/49(b)	320	326,602
Series A, 5.00%, 07/01/54(b)	530	540,653
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	615	681,042
5.00%, 07/01/45	1,500	1,650,837
Series A, 5.00%, 07/01/35	295	329,825
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	726,215
5.25%, 07/01/49	870	896,892
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 07/01/56(b)	1,300	1,425,047
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,443,877
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,403,103
5.50%, 10/01/51	1,255	1,399,425
Tempe Industrial Development Authority RB, 4.00%, 12/01/56(c)	1,260	1,342,732

		59,587,375

Arkansas(b) — 1.4%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	17,755	19,387,750
Series A, AMT, 4.75%, 09/01/49	8,190	9,147,083

		28,534,833

California — 5.7%
California Community Housing Agency, RB, M/F Housing(b)
4.00%, 02/01/56	6,310	6,758,830
Series A, 5.00%, 04/01/49	690	777,954
Series A-2, 4.00%, 08/01/47	4,430	4,706,299
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	1,665	1,682,766
California Educational Facilities Authority, Refunding RB, 2.25%, 04/01/51	10,000	9,518,700
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	5,843	6,763,065
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,812,365
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	290	311,912
Series A, 6.00%, 08/01/44	655	706,273
Series A, 6.13%, 08/01/49	570	614,608
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/42	345	410,660
Series A, 3.00%, 11/01/48	2,000	2,082,620
California Public Finance Authority, RB(b)
Series A, 6.25%, 07/01/54	5,270	6,088,009
Series B-3, 2.13%, 11/15/27	4,750	4,792,845
California School Finance Authority, RB
6.65%, 07/01/33	295	320,010
6.90%, 07/01/43	650	703,430

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	$1,420	$1,733,735
5.25%, 12/01/48	1,000	1,199,920
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	2,000	2,212,860
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	311,423
6.50%, 05/01/42	760	763,420
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	9,855,714
CSCDA Community Improvement Authority RB, Series B, 4.00%, 02/01/57(b)	2,465	2,577,848
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.65%, 12/01/46	3,500	3,282,020
4.00%, 08/01/56	5,000	5,300,200
3.00%, 12/01/56	2,915	2,745,726
4.00%, 12/01/56	4,355	4,539,608
Series A, 5.00%, 01/01/54	1,050	1,218,305
Series A-2, 4.00%, 10/01/56	8,600	9,215,158
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	4,360	4,418,555
Series A-1, 5.00%, 06/01/47	5,195	5,339,992
Series A-1, 5.25%, 06/01/47	945	973,303
Series A-2, 5.00%, 06/01/47	3,950	4,060,245
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	4,420	2,631,801
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,115	2,287,055
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, 0.00%, 08/01/43(e)	3,000	869,610
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(e)
Series D, 0.00%, 08/01/23	1,000	924,790
Series D, 0.00%, 08/01/26	580	463,727
Series D, 0.00%, 08/01/31	1,155	721,344

		116,696,705

Colorado — 4.4%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	1,565	1,666,850
Aspen Street Metropolitan District, GO, Series A, 5.13%, 12/01/50	1,075	1,109,819
Aurora Crossroads Metropolitan District No.2, GO
Series A, 5.00%, 12/01/40	1,000	1,099,000
Series A, 5.00%, 12/01/50	500	544,190
Aviation Station North Metropolitan District No.2, GO
Series A, 5.00%, 12/01/39	750	802,035
Series A, 5.00%, 12/01/48	1,350	1,432,013
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	2,335	2,233,147
Brighton Crossing Metropolitan District No.6, GO, Series A, 5.00%, 12/01/50	500	546,690
Broadway Station Metropolitan District No.2, GO
Series A, 5.00%, 12/01/35	735	787,626
Series A, 5.13%, 12/01/48	3,925	4,166,584
Bromley Park Metropolitan District No.2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	1,005,691

Security	Per (000)	Value

Colorado (continued)
Cascade Ridge Metropolitan District GOL, 5.00%, 12/01/51	$3,000	$2,976,180
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	820	860,467
Clear Creek Transit Metropolitan District No 2, GO
Series A, 5.00%, 12/01/41.	575	625,778
Series A, 5.00%, 12/01/50	1,000	1,085,120
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	463,356
5.00%, 12/01/42	545	559,077
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	124,492
5.00%, 12/01/50	155	165,227
5.00%, 12/01/55	180	191,254
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	5,262,596
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,784,700
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,345,277
Copperleaf Metropolitan District No.3, GO(f)
Series A, 5.00%, 12/01/22	500	542,930
Series A, 5.13%, 12/01/22	1,200	1,304,772
E-470 Public Highway Authority, Refunding RB, Series B, 0.38%, 09/01/39(a)	2,560	2,557,430
Eagle Brook Meadows Metropolitan District No 3 GOL, 5.00%, 12/01/51	1,600	1,646,576
Green Gables Metropolitan District No.1, Refunding GO, Series A, 5.30%, 12/01/21(f)	990	1,027,778
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	2,615	2,887,169
Greenways Metropolitan District No 1 GOL, Series A, 4.63%, 12/01/51	1,580	1,548,985
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,568,713
Horizon Metropolitan District No 2 GOL, 4.50%, 12/01/51(b)	1,675	1,686,423
Inspiration Metropolitan District, GO, Series D, 7.50%, 12/15/51	2,487	2,461,757
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	601,193
Series A-2, 4.38%, 12/01/47	1,000	1,038,420
Karl’s Farm Metropolitan District No.2, GO(b)
Series A, 5.38%, 12/01/40	515	564,883
Series A, 5.63%, 12/01/50	1,350	1,478,331
Lanterns Metropolitan District No 2 GOL, Series A, 4.50%, 12/01/50	1,810	1,757,962
Leyden Rock Metropolitan District No.10, GO, Series A, 5.00%, 12/01/45	1,250	1,293,838
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,703,466
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	809,590
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	2,825	3,008,851
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,594,830
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,537,131

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	$1,240	$1,316,892
Pronghorn Valley Metropolitan District GOL, Series A, 4.00%, 12/01/51	1,300	1,292,564
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,900	4,440,657
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,045	993,785
Southlands Metropolitan District No.1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,262,481
Series A-1, 5.00%, 12/01/47	3,990	4,434,207
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	750	809,355
Tallyn’s Reach Metropolitan District No.3, GO, Subordinate, 6.75%, 12/15/21(f)	698	727,860
Thompson Crossing Metropolitan District No.4, Refunding GO
5.00%, 12/01/39	1,400	1,518,986
5.00%, 12/01/49	1,480	1,592,746
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,895,042
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	2,595	2,579,456
Westcreek Metropolitan District No.2, GO, Series A, 5.38%, 12/01/48	800	855,920
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/49	595	632,378

		90,810,526

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	175	176,251
Series C-2, AMT, 2.05%, 11/15/30	500	502,615
Series C-2, AMT, 2.15%, 11/15/31	400	401,764
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	899,811
Series A, 5.00%, 01/01/55	1,100	1,192,334
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,780	3,981,512
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	976	1,021,196
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,322,240
State of Connecticut, GO, Series A, 4.00%, 04/15/37	1,800	2,107,674

		12,605,397

Delaware — 0.1%
County of Kent, RB, Series A, 5.00%, 07/01/58	1,500	1,668,630
Delaware State Economic Development Authority, RB, Series A, 5.00%, 06/01/46	1,000	1,087,070

		2,755,700

District of Columbia — 1.7%
District of Columbia Tobacco Settlement Financing Corp., RB, Series B, 0.00%, 06/15/46(e)	43,620	7,734,550
District of Columbia Tobacco Settlement Financing Corp., RB, CAB(e)
Series A, 0.00%, 06/15/46	40,740	9,105,797
Series C, 0.00%, 06/15/55	88,900	8,659,749

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	$385	$396,419
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	3,909,128
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,456,592
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(e)	3,005	2,568,614

		34,830,849

Florida — 9.7%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,932,128
Artisan Lakes East Community Development District Special Assessment
Series 2021-1, 3.13%, 05/01/41	475	460,755
Series 2021-1, 4.00%, 05/01/51	450	467,397
Series 2021-2, 3.13%, 05/01/41(b)	510	494,705
Series 2021-2, 4.00%, 05/01/52(b)	550	570,598
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,411,901
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,220	1,262,871
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	4,085,692
4.00%, 11/15/55	5,960	5,974,542
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,528,657
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,594,317
5.00%, 06/01/41(b)	220	252,771
8.25%, 01/01/44	445	8,900
8.25%, 01/01/49	950	19,000
5.00%, 07/01/49(b)	1,270	1,427,493
5.00%, 01/01/55(b)	4,350	4,893,924
5.00%, 06/01/56(b)	740	826,462
4.88%, 06/15/56(b)	6,670	6,703,083
Series A, 5.00%, 06/15/49(b)	500	532,510
Series A, 5.00%, 12/15/49	300	338,508
Series A, 5.75%, 06/01/54(b)	1,925	2,071,839
Series A, 5.00%, 12/15/54	260	292,451
Series B, 0.00%, 01/01/35(e)	3,570	1,776,253
Series B, 0.00%, 01/01/60(e)	64,500	6,482,250
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(e)	166,025	20,316,479
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(b)	75	75,767
4.75%, 05/01/24	240	248,906
5.00%, 05/01/34	1,180	1,234,009
Charles Cove Community Development District, SAB
3.25%, 05/01/25	300	304,197
3.75%, 05/01/30	360	377,014
4.25%, 05/01/40	975	1,025,212
4.38%, 05/01/50	1,505	1,571,446
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	591,825
AMT, 5.00%, 10/01/49	2,510	2,731,959

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	$2,600	$2,943,798
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,474,999
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	285,180
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	619,295
5.00%, 01/15/49	825	913,300
5.00%, 01/15/54	830	915,208
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 4.00%, 10/01/54	2,500	2,810,975
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/50	1,770	668,122
Series A-2, 0.00%, 10/01/51	2,125	769,760
Series A-2, 0.00%, 10/01/52	2,125	740,605
Series A-2, 0.00%, 10/01/53	5,675	1,901,806
Series A-2, 0.00%, 10/01/54	2,125	684,611
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	606,647
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	7,389,348
Florida Development Finance Corp. RB(b)
1.75%, 06/01/26	485	486,130
2.38%, 06/01/27	395	399,570
5.00%, 06/15/31	1,630	1,819,585
5.00%, 06/15/41	1,245	1,364,097
5.00%, 06/15/51	1,190	1,282,594
4.00%, 06/01/55	1,450	1,598,349
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	3,274,565
Series A, 5.75%, 06/15/29	695	746,569
Series A, 6.00%, 06/15/34	835	896,915
Series A, 6.13%, 06/15/44	3,185	3,407,823
Series A, 5.13%, 06/15/55(b)	10,455	10,782,555
AMT, 5.00%, 05/01/29(b)	3,300	3,525,522
AMT, 3.00%, 06/01/32	915	957,740
Series A, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,300,928
Florida Development Finance Corp., Refunding RB, 5.00%, 06/01/51	1,135	1,296,635
Gracewater Sarasota Community Development District Special Assessment, 4.00%, 05/01/52(c)	1,000	1,028,640
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	966,743
4.50%, 05/01/52	1,015	1,071,718
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,133,100
Greeneway Improvement District, SAB, 5.13%, 05/01/43	965	997,829
Hills Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	1,070,336
4.00%, 05/01/50	1,500	1,543,545
Lakewood Ranch Stewardship District, SAB
3.90%, 05/01/23	195	198,563
4.25%, 05/01/25	80	83,283
4.25%, 05/01/26	175	183,706
4.25%, 05/01/28	535	576,136
4.95%, 05/01/29(b)	665	747,693

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
4.88%, 05/01/35	$265	$281,459
5.00%, 05/01/38	1,175	1,303,510
3.75%, 05/01/39(b)	570	591,500
5.50%, 05/01/39(b)	670	773,629
3.75%, 05/01/40	525	553,733
4.88%, 05/01/45	545	572,784
5.13%, 05/01/46	990	1,063,220
5.10%, 05/01/48	2,545	2,799,042
5.65%, 05/01/48(b)	1,125	1,293,334
4.00%, 05/01/49(b)	355	368,909
3.90%, 05/01/50	525	551,135
Series 1B, 4.75%, 05/01/29	955	1,063,784
Series 1B, 5.30%, 05/01/39	1,090	1,244,028
Series 1B, 5.45%, 05/01/48	1,935	2,198,876
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,614,148
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(f)	1,450	1,450,000
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,819,285
Series A, 5.00%, 05/01/37	890	922,405
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	511,075
4.00%, 05/01/51	1,500	1,557,975
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	873,012
Series A-1, 4.25%, 05/01/51	1,430	1,478,563
Series A-2, 4.20%, 05/01/35	1,220	1,260,443
Series A-3, 4.75%, 05/01/40	1,615	1,615,436
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,056,240
Pine Island Community Development District, RB, CAB, 0.00%, 11/01/24(e)	820	744,929
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	257,536
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	638,401
Series A1, 4.00%, 05/01/51	600	619,404
Series A-2, 3.88%, 05/01/31	730	755,849
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(g)(h)	339	299,347
Sawyers Landing Community Development District Special Assessment
4.13%, 05/01/41	530	561,206
4.25%, 05/01/53	3,520	3,698,112
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,689,515
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	290	296,743
4.00%, 05/01/30	185	200,238
4.30%, 05/01/40	875	939,488
4.50%, 05/01/46	615	659,526
Tolomato Community Development District, Refunding SAB Series 2015-2, 6.61%, 05/01/40(d)	125	95,974

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, Refunding SAB (continued)
Series A-2, 4.25%, 05/01/37	$910	$974,637
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(d)	50	48,736
Tolomato Community Development District, SAB(g)(h)
3rd Series, 6.65%, 05/01/40	105	1
Series 2015-1, 6.61%, 05/01/40(d)	205	197,716
Series 2015-3, 6.61%, 05/01/40	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	751,653
5.50%, 05/01/49	1,700	1,890,604
V-Dana Community Development District, SAB(b)
3.00%, 05/01/25	300	304,086
3.50%, 05/01/31	525	549,691
4.00%, 05/01/40	750	792,608
4.00%, 05/01/51	1,200	1,246,380
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	655,258
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,475	1,518,394
Village Community Development District No.9, SAB, 5.50%, 05/01/42	450	455,409
West Villages Improvement District, SAB
4.25%, 05/01/29	400	431,616
4.75%, 05/01/39	885	967,995
5.00%, 05/01/50	1,415	1,546,906

		197,955,828

Georgia — 1.8%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(f) .	555	649,855
Main Street Natural Gas Inc RB, Series C, 4.00%, 05/01/52(a)	8,210	9,706,108
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,405,937
Series A, 5.00%, 05/15/36	1,020	1,421,707
Series A, 5.00%, 05/15/37	1,120	1,577,554
Series A, 5.00%, 05/15/38	615	875,754
Series A, 5.00%, 05/15/49	2,055	3,087,000
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	4,587,742
Series A, 5.00%, 01/01/49	3,235	3,859,355
Series A, 5.00%, 01/01/59	525	618,366
Municipal Electric Authority of Georgia, Refunding RB
Series A-R, Subordinate, 5.00%, 01/01/45	3,000	3,741,990
Series A-R, Subordinate, 5.00%, 01/01/50	4,000	4,970,240
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	1,155	1,331,461

		37,833,069

Guam — 0.3%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/35	1,100	1,388,189
Series A, 5.00%, 11/01/40	1,545	1,914,642
Series F, 4.00%, 01/01/36(c)	1,460	1,681,511
Series F, 4.00%, 01/01/42(c)	1,870	2,093,147

		7,077,489

Security	Par (000)	Value

Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	$375	$398,280
5.00%, 09/01/37	1,000	1,120,960
Idaho Housing & Finance Association, RB(b)
5.00%, 12/01/46	1,000	1,118,590
Series A, 6.00%, 07/01/39	370	446,956
Series A, 6.00%, 07/01/49	595	705,920
Series A, 6.00%, 07/01/54	570	673,529
Series A, 6.95%, 06/15/55	1,540	1,672,871
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	266,153

		6,403,259

Illinois — 6.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/38	655	812,285
Series A, 5.00%, 12/01/39	2,095	2,590,153
Series A, 5.00%, 12/01/40	2,750	3,389,622
Series A, 5.00%, 12/01/41	5,790	7,177,226
Series A, 5.00%, 12/01/42	1,570	1,628,137
Series C, 5.25%, 12/01/39	2,250	2,487,037
Series D, 5.00%, 12/01/46	3,620	3,972,932
Series H, 5.00%, 12/01/46	725	846,488
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	530	660,566
Series A, 5.00%, 12/01/30	2,210	2,782,500
Series B, 4.00%, 12/01/35	1,155	1,185,700
Series C, 5.00%, 12/01/25	1,220	1,424,265
Series C, 5.00%, 12/01/30	1,370	1,652,316
Series D, 5.00%, 12/01/31	1,500	1,804,155
Series G, 5.00%, 12/01/44	3,700	4,328,519
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(e)	590	561,586
City of Chicago Illinois, Refunding GO
Series A, 5.25%, 01/01/32	2,315	2,539,069
Series A, 6.00%, 01/01/38	1,850	2,284,158
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,775,412
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	350,196
4.00%, 09/01/35	1,000	1,143,100
4.00%, 09/01/37	1,000	1,115,770
4.00%, 09/01/39	2,000	2,227,800
4.00%, 09/01/41	1,250	1,389,875
6.13%, 02/01/45	790	818,859
5.00%, 05/15/56	815	930,282
Series A, 3.00%, 08/15/48	11,350	11,900,248
Series C, 5.00%, 02/15/36	1,805	2,188,292
Series C, 5.00%, 02/15/41	3,000	3,575,610
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	4,536,711
Series A, 5.00%, 06/15/57	4,555	5,309,900
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 12/15/47(c)	6,325	7,020,813
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(e)	14,050	5,010,370
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	701,332
State of Illinois, GO
5.50%, 05/01/30	1,235	1,605,463
5.00%, 02/01/39	510	552,769

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
5.50%, 05/01/39	$2,460	$3,112,613
Series A, 5.00%, 12/01/25	3,000	3,517,050
Series A, 5.00%, 04/01/35	1,460	1,533,234
Series A, 4.00%, 03/01/38	2,250	2,585,002
Series A, 5.00%, 04/01/38	2,190	2,293,215
Series A, 4.00%, 03/01/39	2,100	2,406,936
Series A, 4.00%, 03/01/40	2,300	2,627,865
Series D, 5.00%, 11/01/24	9,450	10,711,102
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/25	3,000	3,491,910

		126,558,443

Indiana — 0.9%
City of Anderson Indiana, RB, 5.38%, 01/01/40	1,540	1,592,591
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	573,557
AMT, 7.00%, 01/01/44	1,270	1,386,942
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,550	2,553,901
Indiana Finance Authority, RB
Series A, AMT, 6.75%, 05/01/39	2,785	3,638,575
Series A, AMT, 5.00%, 07/01/44	370	391,053
Series A, AMT, 5.00%, 07/01/48	1,230	1,305,337
Series A, AMT, 5.25%, 01/01/51	2,500	2,669,850
Indiana Finance Authority, Refunding RB, 5.00%, 03/01/22(f)	725	739,515
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	3,301,905

		18,153,226

Iowa — 0.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,711,333
Iowa Finance Authority, Refunding RB, Series A, 5.25%, 12/01/50(a)	595	638,917
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	3,000	3,327,540

		6,677,790

Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	826,618
5.00%, 08/01/56	2,800	2,947,140

		3,773,758

Kentucky — 0.3%
City of Hazard Refunding RB, 3.00%, 07/01/46	2,500	2,599,725
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(e)	250	241,790
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/53	3,000	3,245,310

		6,086,825

Louisiana — 1.5%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	3,035	2,936,878
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	1,990	2,083,212
Louisiana Public Facilities Authority, RB(b) Series A, 5.00%, 06/01/41	990	1,072,318

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB(b) (continued)
Series A, 5.00%, 04/01/49	$500	$529,650
Series A, 5.25%, 06/01/51	1,830	1,989,375
Series A, 5.25%, 06/01/60	3,385	3,660,437
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	12,320	14,042,090
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	4,164,785

		30,478,745

Maryland — 1.1%
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	1,500	1,578,915
Series A, 4.00%, 09/01/27	325	355,137
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	4,965	5,836,109
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	985	1,186,906
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	1,016,823
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	681,629
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	9,346,802
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	2,750	2,716,918

		22,719,239

Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB
Series B, 0.00%, 11/15/56(e)	94	65,526
Series D, 4.00%, 07/01/45	715	757,907
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	355	382,832
4.13%, 10/01/42(b)	855	919,741
4.00%, 07/01/45	560	644,011
4.00%, 07/01/50	1,050	1,194,553
Series A, 5.00%, 07/01/38	1,200	1,464,288
Series A, 5.00%, 07/01/39	3,055	3,723,801
Series A, 5.00%, 07/01/44	2,000	2,421,780

		11,574,439

Michigan — 0.6%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	190	194,362
3.88%, 11/01/29	150	160,952
5.00%, 11/01/34	400	448,152
5.00%, 11/01/44	160	175,904
City of Detroit Michigan, GO
5.00%, 04/01/34	485	573,697
5.00%, 04/01/35	485	572,135
5.00%, 04/01/36	340	400,129
5.00%, 04/01/37	545	639,966
5.00%, 04/01/38	240	281,148
Grand Traverse County Hospital Finance Authority Refunding RB, 3.00%, 07/01/51	2,000	2,119,760
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,033,580
Michigan Finance Authority, RB(f) Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	362,376

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB(f) (continued)
Series C-1, Senior Lien, 5.00%, 07/01/22	$800	$828,776
Michigan Strategic Fund RB, AMT, 4.00%, 10/01/61(a)	1,355	1,506,625
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,030	2,421,790

		11,719,352

Minnesota — 0.8%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,177,336
City of Deephaven Minnesota, Refunding RB,
Series A, 5.25%, 07/01/40	500	546,875
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,533,684
Series A, 5.75%, 07/01/55	3,435	3,984,737
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,151,515
Series A, 5.25%, 02/15/53	3,850	4,671,937
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB
5.00%, 07/01/49	555	625,807
5.00%, 07/01/55	870	977,558

		16,669,449

Mississippi — 0.8%
Mississippi Home Corp., RB, Series B, (GNMA/FNMA/FHLMC COLL), 2.10%, 12/01/41	17,000	16,372,870

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	4,074,604
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	1,032,026
Series A, 4.75%, 11/15/47	1,135	1,136,464
Kansas City Industrial Development Authority, Refunding RB(b)(g)(h)
5.75%, 11/15/36	1,350	472,500
6.00%, 11/15/51	110	38,500
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,105	3,112,142
Series B, 5.00%, 02/01/40	1,240	1,265,432
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	359,870
3.00%, 05/01/26	275	283,377
3.00%, 05/01/30	475	482,206
3.13%, 05/01/35	500	502,145
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,302,058

		15,061,324

Nebraska — 0.5%
Central Plains Energy Project, RB, 5.00%, 09/01/42	780	812,331
Central Plains Energy Project, Refunding RB,
Series A, 5.00%, 09/01/42	6,090	8,775,386

		9,587,717

Security	Par (000)	Value

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No.815, SAB, 5.00%, 12/01/49	$810	$918,321
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	430	441,434
4.00%, 08/01/23	265	272,036
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	959,813
5.00%, 07/01/45	1,025	1,175,706
5.00%, 07/01/51	1,100	1,248,456

		5,015,766

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,476,141
Series A, 4.25%, 08/15/46	1,610	1,644,985
Series A, 4.50%, 08/15/55	3,350	3,443,030
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	4,849,160
Series C, AMT, 4.88%, 11/01/42	2,515	2,633,356

		14,046,672

New Jersey — 3.9%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	6,294,583
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,015	1,085,390
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,455	1,667,532
4.00%, 11/01/39	1,165	1,329,475
6.00%, 10/01/43	970	1,058,115
Series A, 5.00%, 07/01/32	235	257,555
Series A, 5.00%, 07/01/37	375	407,513
Series A, 5.00%, 01/01/48	1,110	1,157,197
Series A, 5.25%, 11/01/54(b)	3,955	4,193,012
Series B, 5.00%, 06/15/43	3,755	4,558,570
Series EEE, 5.00%, 06/15/43	5,550	6,773,664
AMT, 5.13%, 09/15/23	1,045	1,090,499
AMT, 5.38%, 01/01/43	1,360	1,487,350
Series B, AMT, 6.50%, 04/01/31	2,585	2,796,246
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,362,368
5.00%, 07/01/33	1,450	1,731,039
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 2.50%, 12/01/40	3,660	3,775,693
Series C, AMT, 3.25%, 12/01/51	1,700	1,702,856
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,265	1,457,052
Series AA, 5.00%, 06/15/44	1,005	1,100,937
Series BB, 4.00%, 06/15/50	10,940	12,254,660
Series BB, 5.00%, 06/15/50	8,560	10,302,902
Series S, 5.25%, 06/15/43	4,095	5,099,422
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,465,966
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	683,600

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	$900	$1,083,402
Sub-Series B, 5.00%, 06/01/46	3,175	3,741,007

		79,917,605

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,102,755

New York — 7.7%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,373,169
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,622,541
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,210	3,233,433
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	638,481
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,859,198
Series C-1, 5.00%, 11/15/50	1,340	1,593,059
Series C-1, 5.25%, 11/15/55	1,980	2,389,523
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/39	1,200	1,391,184
New York City Housing Development Corp., RB, M/F Housing, Series F-1, (FHA 542(C)), 2.25%, 11/01/41	34,100	33,385,946
New York City Industrial Development Agency, Refunding RB Class A, (AGM), 2.00%, 01/01/38	3,000	2,828,130
Series A, Class A, (AGM), 3.00%, 01/01/37	755	813,407
Series A, Class A, (AGM), 3.00%, 01/01/39	755	809,352
Series A, Class A, (AGM), 3.00%, 01/01/40	525	560,721
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	7,900	8,021,186
Series A, 5.00%, 06/01/42	4,520	4,564,929
Series A, 5.00%, 06/01/45	1,695	1,711,747
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,338,218
Series A-2-B, 5.00%, 06/01/51	6,865	7,251,225
New York Liberty Development Corp. Refunding RB
2.88%, 11/15/46	14,320	14,431,839
3.00%, 11/15/51	4,025	4,116,891
New York Liberty Development Corp., Refunding RB(b)
Series 1, Class 1, 5.00%, 11/15/44	15,115	16,567,854
Series 2, Class 2, 5.15%, 11/15/34	450	506,871
Series 2, Class 2, 5.38%, 11/15/40	1,070	1,206,018
New York State Dormitory Authority, Refunding RB(b)
5.00%, 12/01/33	590	707,345
5.00%, 12/01/35	785	932,910
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	3,750	3,626,325
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	3,000	3,346,650
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,295	1,610,773
AMT, 4.00%, 01/01/36	5,000	5,559,800
AMT, 5.00%, 10/01/40	3,650	4,468,987
AMT, 4.00%, 10/31/46	2,220	2,532,931

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued) AMT, 4.00%, 04/30/53	$1,145	$1,291,697
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	4,530,783
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	555,753
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54	670	773,160
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,320	1,446,519
Westchester County Local Development Corp., Refunding RB, Series A, 5.13%, 07/01/55	1,100	1,138,654
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	850	932,169
Sub-Series C, 5.13%, 06/01/51	2,000	2,264,880

		156,934,258

North Carolina — 0.2%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,351,360

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	2,160,207
University of North Dakota COP, Series A, (AGM), 2.50%, 06/01/54	6,200	5,766,310

		7,926,517

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,490	6,218,633
Cleveland-Cuyahoga County Port Authority Refunding TA(b)
4.00%, 12/01/55	940	986,370
4.50%, 12/01/55	1,230	1,331,586
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	190	222,047
4.00%, 07/01/51	260	302,042
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,568,225
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	672,266
5.25%, 05/01/40	1,235	1,332,207
5.50%, 05/01/50	2,895	3,116,294
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	2,092,356
5.00%, 12/01/51	4,000	4,628,080
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,890	2,015,704
Jefferson County Port Authority RB, AMT, 3.50%, 12/01/51(b)	4,125	4,180,110
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	5,000	5,756,300
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	1,108,118
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	5,980	6,753,932

		42,284,270

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 1.8%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	$3,565	$3,997,399
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	14,390	17,413,915
Series A-2, 7.25%, 09/01/51(b)	1,920	2,323,469
Series B, 5.00%, 08/15/38	4,585	5,502,550
Series B, 5.25%, 08/15/43	4,130	5,010,227
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(b)	1,180	1,150,075
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,205,830

		36,603,465

Oregon — 0.5%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,585,849
Series A, 5.00%, 08/15/50	2,000	2,484,320
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	968,711
Series A, 5.25%, 06/15/55	505	540,153

		9,579,033

Pennsylvania — 1.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	1,185	1,218,014
Series A, 5.00%, 05/01/42	2,730	2,805,867
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	275	305,957
4.00%, 07/01/51	200	220,508
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	7,439,220
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(f)	2,750	3,104,502
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	975,665
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 12/01/46	1,470	1,620,793
5.38%, 01/01/50	1,190	1,270,563
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,050	1,115,446
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895	1,033,501
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,708,064

		26,818,100

Puerto Rico — 11.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	135,505	9,039,539
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	183,180
Commonwealth of Puerto Rico GO, Series A, 5.00%, 07/01/23(g)(h)	1,250	1,210,938
Commonwealth of Puerto Rico Refunding GO(g)(h) 6.50%, 07/01/40	400	391,750
Series A, 5.25%, 07/01/16	1,135	1,088,453
Series A, 5.50%, 07/01/26	1,000	920,000
Series A, 6.50%, 07/01/40	2,610	2,556,169

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO(g)(h)
5.25%, 07/01/17	$1,060	$1,016,528
5.13%, 07/01/31	215	208,281
Series A, 5.25%, 07/01/22	335	324,531
Series A, 6.00%, 07/01/38	1,210	1,185,044
Commonwealth of Puerto Rico, Refunding GO(g)(h) 6.00%, 07/01/39	165	161,597
Series A, 5.50%, 07/01/18	200	191,798
Series A, 8.00%, 07/01/35	22,191	19,038,413
Series A, 5.50%, 07/01/39	4,285	3,942,200
Series A, 5.00%, 07/01/41	7,715	6,769,912
Series A, 5.75%, 07/01/41	385	357,873
Series C, 6.00%, 07/01/39	3	2,938
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(b)
Series A, 5.00%, 07/01/24(c)	450	478,013
Series A, 5.00%, 07/01/25(c)	600	649,992
Series A, 5.00%, 07/01/28(c)	625	709,494
Series A, 5.00%, 07/01/29(c)	895	1,027,952
Series A, 5.00%, 07/01/33(c)	1,840	2,249,713
Series A, 5.00%, 07/01/37(c)	2,105	2,543,303
Series A, 4.00%, 07/01/42(c)	2,235	2,385,371
Series A, 4.00%, 07/01/47(c)	425	449,501
Series B, 5.00%, 07/01/37	1,365	1,690,866
Series B, 4.00%, 07/01/42	4,660	5,285,232
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	4,890	5,924,920
Series A, Senior Lien, 5.00%, 07/01/47	8,605	10,239,089
Puerto Rico Electric Power Authority, 3rd Series, 0.00%, 01/01/22(a)	208	192,749
Puerto Rico Electric Power Authority, RB 0.00%, 01/01/22(a)	4,430	4,463,157
Series A, 7.25%, 07/01/30(g)(h)	250	251,875
Series A, 7.00%, 07/01/33(g)(h)	8,735	8,800,512
Series A, 6.75%, 07/01/36(g)(h)	5,830	5,873,725
Series A, 7.00%, 07/01/40(g)(h)	1,000	1,007,500
Series A, 5.00%, 07/01/42(g)(h)	2,315	2,266,024
Series A, 5.05%, 07/01/42(g)(h)	1,080	1,057,152
Series A, 7.00%, 07/01/43(g)(h)	775	780,813
Series A-3, 10.00%, 07/01/19(g)(h)	748	785,051
Series B-3, 10.00%, 07/01/19(g)(h)	748	785,051
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	1,906,518
Series C-2, 5.40%, 07/01/18(g)(h)	2,054	1,906,826
Series C-4, 5.40%, 07/01/20(g)(h)	208	192,749
Series CCC, 5.00%, 07/01/22(g)(h)	715	699,873
Series CCC, 5.00%, 07/01/25(g)(h)	620	606,883
Series CCC, 5.25%, 07/01/26(g)(h)	590	577,518
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	1,822,436
Series TT, 5.00%, 07/01/25(g)(h)	3,270	3,200,820
Series TT, 5.00%, 07/01/26(g)(h)	455	445,374
Series WW, 5.50%, 07/01/17(g)(h)	475	464,951
Series WW, 5.50%, 07/01/18(g)(h)	415	406,220
Series WW, 5.50%, 07/01/19(g)(h)	335	327,913
Series WW, 5.38%, 07/01/22	4,500	4,404,798
Series WW, 5.38%, 07/01/24(g)(h)	815	797,758
Series WW, 5.25%, 07/01/25(g)(h)	1,940	1,898,957
Series WW, 5.25%, 07/01/33(g)(h)	315	308,336
Series WW, 5.50%, 07/01/38(g)(h)	415	406,220
Series XX, 5.25%, 07/01/27(g)(h)	230	225,134
Series XX, 5.25%, 07/01/35(g)(h)	705	690,085

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.75%, 07/01/36(g)(h)	$2,870	$2,809,282
Series XX, 5.25%, 07/01/40(g)(h)	8,385	8,207,607
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	748,816
Series AAA, 5.25%, 07/01/25	1,865	1,730,940
Series AAA, 5.25%, 07/01/25(g)(h)	1,695	1,659,141
Series AAA, 5.25%, 07/01/28	2,000	1,856,236
Series AAA, 5.25%, 07/01/28(g)(h)	1,655	1,619,987
Series AAA, 5.25%, 07/01/29(g)(h)	190	185,980
Series UU, 1.16%, 07/01/17(a)	2,520	2,192,400
Series UU, 1.30%, 07/01/17(a)(g)(h)	140	124,537
Series UU, 1.00%, 07/01/18(a)(g)(h)	125	111,194
Series UU, 1.00%, 07/01/20(a)(g)(h)	1,135	1,009,639
Series UU, 0.79%, 07/01/31(a)(g)(h)	1,345	1,196,445
Series ZZ, 5.00%, 07/01/17(g)(h)	330	323,019
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	1,027,786
Series ZZ, 5.25%, 07/01/23(g)(h)	370	343,404
Series ZZ, 5.25%, 07/01/24	4,345	4,032,673
Series ZZ, 5.25%, 07/01/24(g)(h)	705	690,085
Series ZZ, 5.25%, 07/01/25(g)(h)	265	259,394
Series ZZ, 5.00%, 07/01/28(g)(h)	345	337,701
Puerto Rico Infrastructure Financing Authority Refunding RB, Series C, (FGIC), 5.50%, 07/01/21	1,831	1,737,636
Puerto Rico Public Buildings Authority Refunding RB(g)(h)
(GTD), 6.25%, 07/01/31	2,000	2,205,000
(GTD), 4.75%, 07/01/32	1,230	1,317,637
Puerto Rico Public Buildings Authority, Refunding RB, Series F, (GTD), 5.25%, 07/01/24(g)(h)	1,495	1,601,519
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,177	17,327,429
Series A-1, Restructured, 5.00%, 07/01/58	13,813	15,851,384
Series A-2, Restructured, 4.33%, 07/01/40	9,257	10,273,159
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,765,881
Series A-2, Restructured, 4.78%, 07/01/58	8,434	9,573,433
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,595,937
Series A-1, Restructured, 0.00%, 07/01/31	1,895	1,539,669
Series A-1, Restructured, 0.00%, 07/01/33	679	510,072
Series A-1, Restructured, 0.00%, 07/01/46	9,554	3,137,916
Series A-1, Restructured, 0.00%, 07/01/51	6,487	1,539,884
Series B-1, Restructured, 0.00%, 07/01/46	2,066	678,970

		231,897,360

Rhode Island — 1.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,133,720
Series A, 5.00%, 06/01/40	5,500	6,174,135
Series B, 4.50%, 06/01/45	6,350	6,871,208
Series B, 5.00%, 06/01/50	5,650	6,242,742

		20,421,805

South Carolina — 0.8%
City of Hardeeville SC, SAB(b)
3.00%, 05/01/27	500	501,995
3.50%, 05/01/32	850	853,162
3.88%, 05/01/41	1,400	1,399,258
4.00%, 05/01/52	1,350	1,327,981

Security	Par (000)	Value

South Carolina (continued)
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	$2,240	$2,462,253
South Carolina Jobs-Economic Development Authority Refunding RB, 5.25%, 11/15/52	800	857,688
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	647,057
Series A, 5.00%, 11/15/54	280	306,065
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 11/15/27	670	710,723
Series A, 5.00%, 05/01/48	5,825	6,943,982

		16,010,164

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	467,708
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(g)(h)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	653,268
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	1,650	1,612,429
Series A, 5.63%, 01/01/46	1,875	1,849,706
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	925	1,089,770
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,811,972
Series A, 5.25%, 10/01/58	7,565	9,067,863
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	569,760
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	9,000	10,630,620
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,680	4,801,554

		33,774,445

Texas — 4.8%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	2,304,643
Arlington Higher Education Finance Corp., RB
5.00%, 06/15/51	2,045	2,150,624
5.63%, 08/15/54(b)	6,260	6,744,148
Series A, 5.88%, 03/01/24	340	358,581
Arlington Higher Education Finance Corp., Refunding RB, 5.00%, 08/15/51	1,000	1,074,030
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,753,692
Central Texas Regional Mobility Authority, Refunding RB, 0.00%, 01/01/31(e)	4,000	3,381,440
Central Texas Regional Mobility Authority, Refunding RB, CAB(e)
0.00%, 01/01/28	3,000	2,757,150
0.00%, 01/01/29	500	448,145
0.00%, 01/01/30	1,330	1,157,885
City of Crandall Special Assessment(b)
3.38%, 09/15/26	100	100,220
4.00%, 09/15/31	200	205,068

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Crandall Special Assessment(b) (continued)
4.75%, 09/15/31	$100	$101,189
4.25%, 09/15/41	770	777,315
5.00%, 09/15/41	500	504,605
5.25%, 09/15/51	305	311,243
City of Houston Texas Airport System Revenue, RB
AMT, 5.00%, 07/15/28	2,725	3,246,946
Series A, AMT, 6.63%, 07/15/38	1,110	1,114,129
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	719,501
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	4,599,001
City of Houston TX Airport System Revenue RB, 4.00%, 07/15/41	3,960	4,206,866
City of Marble Falls Special Assessment(b)
4.63%, 09/01/31	100	98,997
4.88%, 09/01/41	295	285,834
5.13%, 09/01/51	500	485,000
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,520,304
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	532,455
Series A, 5.00%, 01/01/43	520	542,417
Series A, 5.13%, 01/01/48	1,535	1,602,279
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(e)	350	155,834
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,562,265
4.75%, 02/01/45	2,500	2,586,200
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,531,782
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,456,120
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/39(b)	420	445,259
5.00%, 08/15/49(b)	825	867,917
Series A, 5.88%, 04/01/23(f)	890	964,591
Series A, 6.00%, 04/01/23(f)	1,355	1,471,083
Series A, 10.00%, 12/01/25(b)	3,165	3,160,632
Series A, 5.00%, 07/01/57	3,000	3,390,390
New Hope Cultural Education Facilities Finance Corp., Refunding RB(b)
Series A, 5.00%, 08/15/36	2,520	2,524,208
Series A, 5.00%, 08/15/46	695	695,987
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,500,652
Newark Higher Education Finance Corp., RB
5.00%, 06/15/48	1,500	1,520,295
Series A, 5.50%, 08/15/35(b)	375	433,478
Series A, 5.75%, 08/15/45(b)	735	850,020
Port Beaumont Navigation District RB, 2.88%, 01/01/41(b)	1,190	1,200,520
Port Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	3,600	3,717,144
Red River Health Facilities Development Corp., RB 5.13%, 01/01/41	600	604,632

Security	Par (000)	Value

Texas (continued)
Red River Health Facilities Development Corp., RB (continued)
7.25%, 12/15/42(g)(h)	$1,330	$927,458
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	10,399,202
Texas Transportation Commission, RB, CAB(e)
0.00%, 08/01/46	2,580	878,954
0.00%, 08/01/47	3,850	1,245,206
0.00%, 08/01/48	4,070	1,249,612
0.00%, 08/01/49	3,825	1,115,294
0.00%, 08/01/50	5,485	1,509,143
0.00%, 08/01/51	3,230	839,445
0.00%, 08/01/52	3,230	792,804
0.00%, 08/01/53	290	67,338

		98,747,172

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	590	676,990
Series A, 5.00%, 06/15/52	750	844,972

		1,521,962

Vermont — 0.5%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850	2,907,000
Series A, 4.50%, 12/01/50	3,000	3,028,350
Vermont Student Assistance Corp., RB, AMT, 2.38%, 06/15/39	3,500	3,404,555

		9,339,905

Virginia — 0.6%
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,031,636
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,377,638
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	490	518,841
5.00%, 03/01/45	505	528,250
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,346,700
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	928,753
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	3,101,894
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,504,783

		12,338,495

Washington — 3.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/22(f)	1,005	1,053,572
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	11,915	14,951,657
Washington Economic Development Finance Authority, RB, AMT, 5.63%, 12/01/40(b)	3,470	4,115,385
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	1,005,572

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	$5,365	$5,151,044
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	3,750	4,392,037
Washington State Housing Finance Commission, RB(b)
Series A, 5.00%, 07/01/50	620	708,226
Series A, 5.00%, 07/01/56	700	793,051
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	23,988	27,578,474
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	355	388,331
6.00%, 01/01/45	940	1,026,950
5.00%, 01/01/48	2,410	2,773,597

		63,937,896

Wisconsin — 3.5%
Public Finance Authority RB
4.00%, 07/01/41	530	545,868
5.25%, 12/01/51(b)	5,280	4,752,000
4.25%, 07/01/54	3,690	3,785,829
Public Finance Authority Refunding RB, 4.00%, 12/01/41	1,500	1,743,255
Public Finance Authority, RB
5.00%, 12/01/35(b)	200	228,110
5.00%, 06/15/39	310	369,830
5.00%, 06/15/41(b)	925	968,318
5.00%, 01/01/42(b)	1,555	1,667,924
5.00%, 12/01/45(b)	280	313,132
6.85%, 11/01/46(b)	1,325	1,394,284
7.00%, 11/01/46(b)	805	852,358
5.00%, 06/15/49	955	1,110,656
5.63%, 06/15/49(b)	6,000	6,072,240
5.00%, 04/01/50(b)	315	371,694
5.00%, 06/15/53	645	746,478
5.00%, 06/15/55(b)	2,405	2,469,165
5.00%, 12/01/55(b)	955	1,058,398
5.00%, 01/01/56(b)	3,790	4,012,890
Series A, 6.25%, 10/01/31(b)	910	965,110
Series A, 5.00%, 06/01/40(b)	750	831,308
Series A, 5.38%, 06/01/44(b)	1,215	1,235,388
Series A, 5.38%, 07/15/47(b)	1,595	1,794,566
Series A, 7.00%, 10/01/47(b)	910	955,718
Series A, 5.00%, 06/01/49(b)	1,340	1,464,272
Series A, 5.63%, 06/15/49(b)	8,105	8,716,360
Series A, 5.50%, 06/01/54(b)	1,500	1,513,545
Series A, 5.00%, 06/15/55(b)	11,540	11,767,107
Series A-1, 4.50%, 01/01/35(b)	895	1,002,507
Series A-1, 5.50%, 12/01/48(b)(g)(h)	38	12,653
Series A-1, 5.00%, 01/01/55(b)	2,470	2,772,550
Series B, 0.00%, 01/01/35(b)(e)	1,210	588,290
Series B, 0.00%, 01/01/60(b)(e)	31,635	2,785,462
Public Finance Authority, Refunding RB(b)
5.00%, 03/01/52	1,300	1,411,358
Series A, 5.00%, 10/01/34	280	340,592

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB(b) (continued) Series A, 5.00%, 10/01/39	$680	$817,163
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46	130	144,869
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	788,611

		72,369,858

Total Municipal Bonds — 91.4% (Cost: $1,718,649,699)		1,872,110,413

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,494,318

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	6,510	7,364,243
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,769,003

		13,133,246

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	16,980,000

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	3,463	3,796,189

New Jersey — 1.5%
New Jersey St Hlth Care Facs F, 4.00%, 07/01/51	26,610	30,932,528

New York — 5.4%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(j)	557	559,806
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,107	3,206,181
Series C-1A, 4.20%, 11/01/44	5,695	5,876,818
Series C-1A, 4.30%, 11/01/47	4,660	4,809,203
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,725	7,801,027
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	2,520	2,536,367
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,935,907
New York State Dormitory Authority, Refunding RB
Series D, 4.00%, 02/15/47	17,080	19,444,897
Series E, 5.00%, 03/15/36	21,670	25,237,532
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,005	14,636,347

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	$16,595	$18,642,487
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,394,609

		110,081,181

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55	2,930	3,459,246

Ohio — 0.5%
Ohio St Univ, 4.00%, 12/01/48	8,790	10,429,335

Pennsylvania — 0.8%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	12,516,569
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,470,406

		16,986,975

Rhode Island — 0.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,641	2,733,039

Texas — 0.2%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	3,480	3,547,825

Virginia — 0.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	6,249	7,227,221

Washington — 0.5%
Snohomish County Public Utility District No.1, RB, 5.00%, 12/01/45	8,664	10,014,934

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,774	1,972,647

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.5% (Cost: $222,552,584)		234,788,684

Total Long-Term Investments — 102.9% (Cost: $1,941,202,283)		2,106,899,097

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	72,764,819	$72,772,096

Total Short-Term Securities — 3.5% (Cost: $72,777,882)		72,772,096

Total Investments — 106.4% (Cost: $2,013,980,165)		2,179,671,193

Other Assets Less Liabilities — 0.2%		3,917,438
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%		(135,698,987)

Net Assets — 100.0%		$2,047,889,644

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2028 to November 15, 2051, is $5,923,259.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$156,292,907	$—	$(83,503,347	)(a)	$(11,258)	$(6,206)	$72,772,096	72,764,819	$2,674	$—

(a)	Represents net amount purchased (sold).

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	156	12/21/21	$20,548	$189,486
U.S. Long Bond	137	12/21/21	21,852	394,951
5-Year U.S. Treasury Note	92	12/31/21	11,297	47,244

				$631,681

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,872,110,413	$—	$1,872,110,413
Municipal Bonds Transferred to Tender Option Bond Trusts	—	234,788,684	—	234,788,684
Short-Term Securities Money Market Funds	72,772,096	—	—	72,772,096

	$72,772,096	$2,106,899,097	$—	$2,179,671,193

Derivative Financial Instruments
Assets
Interest Rate Contracts	$631,681	$—	$—	$631,681

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $135,684,905 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

Portfolio Abbreviation (continued)

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock High Yield Municipal Fund

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

15